Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Current Liabilities
Other Current Liabilities

(23)    Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Salaries payable	121,972	175,079
Other payables	1,046	847
Deferred income	22,934	9,791
Advances received	7,210	11,682
Other current liabilities	153,162	197,399